Edgar Lomax Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Beverage and Tobacco Product Manufacturing - 3.2%
Altria Group, Inc.	3,850	$ 263,071
Coca-Cola Co.	36,750	3,218,932
PepsiCo, Inc.	14,100	1,967,796
		5,449,799

Broadcasting and Content Providers - 1.6%
Comcast Corp. - Class A	111,450	2,670,342

Building Material and Garden Equipment - 1.1%
Home Depot, Inc.	5,900	1,958,564

Cable & Satellite - 0.0% (a)
Versant Media Group, Inc.	1,326	47,723

Chemical Manufacturing - 13.1%
Abbott Laboratories	19,500	2,061,150
AbbVie, Inc.	7,850	1,969,879
Amgen, Inc.	5,500	2,118,380
Bristol-Myers Squibb Co.	54,650	3,569,192
Gilead Sciences, Inc.	17,450	2,272,164
Merck & Co., Inc.	17,000	2,213,400
Pfizer, Inc.	161,702	4,044,167
Procter & Gamble Co.	29,650	4,284,129
		22,532,461

Computer and Electronic Product Manufacturing - 2.8%
Medtronic PLC	18,650	1,592,523
Texas Instruments, Inc.	11,700	3,226,158
		4,818,681

Couriers and Messengers - 4.6%
FedEx Corp.	23,500	7,223,900
United Parcel Service, Inc. - Class B	6,750	703,485
		7,927,385

Credit Intermediation and Related Activities - 9.3%
Bank of America Corp.	44,200	2,738,190
Bank of New York Mellon Corp.	10,900	1,703,997
Citigroup, Inc.	10,850	1,437,082
JPMorgan Chase & Co.	7,550	2,656,015
U.S. Bancorp	83,550	5,264,485
Wells Fargo & Co.	26,050	2,252,023
		16,051,792

Food Manufacturing - 4.0%
Mondelez International, Inc. - Class A	109,850	6,844,753

Food Services and Drinking Places - 1.5%
Starbucks Corp.	24,100	2,536,525

General Merchandise Stores - 6.1%
Target Corp.	72,600	10,489,974

Health and Personal Care Retailers - 4.8%
CVS Health Corp.	78,250	8,171,648

Insurance Carriers and Related Activities - 8.1%
American International Group, Inc.	28,400	2,231,672
MetLife, Inc.	25,700	2,470,541
UnitedHealth Group, Inc.	22,300	9,241,120
		13,943,333

Leather and Allied Product Manufacturing - 0.6%
NIKE, Inc. - Class B	26,100	1,088,631

Miscellaneous Manufacturing - 2.2%
Johnson & Johnson	14,850	3,806,797

Petroleum and Coal Products Manufacturing - 7.7%
Chevron Corp.	42,000	8,266,860
ExxonMobil Holdings Corp.	32,550	5,059,572
		13,326,432

Professional, Scientific, and Technical Services - 0.8%
Accenture PLC - Class A	8,300	1,377,136

Rail Transportation - 1.6%
Union Pacific Corp.	9,600	2,804,448

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.0%
Charles Schwab Corp.	24,300	2,557,332
Goldman Sachs Group, Inc.	1,475	1,502,110
Morgan Stanley	13,650	2,872,233
		6,931,675

Support Activities for Mining - 1.7%
ConocoPhillips	23,900	2,879,472

Telecommunications - 2.6%
AT&T, Inc.	155,950	3,625,838
Verizon Communications, Inc.	16,350	765,343
		4,391,181

Transportation Equipment Manufacturing - 5.3%
General Dynamics Corp.	13,800	5,291,196
General Motors Co.	15,500	1,377,330
Lockheed Martin Corp.	4,200	2,447,508
		9,116,034

Truck Transportation - 1.0%
FedEx Freight Holding Co., Inc. (b)	11,750	1,651,228

Utilities - 8.3%
Duke Energy Corp.	40,900	5,130,087
NextEra Energy, Inc.	52,900	4,598,068

Southern Co.	48,700		4,604,098
			14,332,253
TOTAL COMMON STOCKS (Cost $139,760,563)			165,148,267

REAL ESTATE INVESTMENT TRUSTS - 1.6%
American Tower Corp.	11,500		1,993,640
Simon Property Group, Inc.	3,550		814,264
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,614,940)			2,807,904

SHORT-TERM INVESTMENTS
Money Market Funds – 2.3%
Invesco STIT-Treasury Portfolio - Institutional Class, 3.62% (c)	3,877,365		3,877,365
TOTAL MONEY MARKET FUNDS (Cost $3,877,365)			3,877,365

TOTAL INVESTMENTS - 99.9% (Cost $146,252,868)			171,833,536
Other Assets in Excess of Liabilities - 0.1%		0.00143	246,553
TOTAL NET ASSETS - 100.0%			$ 172,080,089

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Edgar Lomax Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 165,148,267	$ –	$ –	$ 165,148,267
Real Estate Investment Trusts	2,807,904	–	–	2,807,904
Money Market Funds	3,877,365	–	–	3,877,365
Total Investments	$ 171,833,536	$ –	$ –	$ 171,833,536